Average Annual Total Returns - AST INTERNATIONAL VALUE PORTFOLIO	No Share Class 1 Year	No Share Class 5 Years	No Share Class 10 Years	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Europe, Australasia and the Far East (EAFE) Index (GD) (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(0.61%)	4.33%	3.55%	8.28%	7.97%	6.00%